UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22412

Gottex Multi-Asset Endowment Fund - II

(Exact name of registrant as specified in charter)

28 State Street, 40th Floor

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William H. Woolverton

28 State Street, 40th Floor

Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 532-0200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

Gottex Multi-Asset Endowment Fund - II
Schedule of Investments - June 30, 2014 (Unaudited)

Gottex Multi-Asset Endowment Fund - II (1)

Investment in Gottex Multi-Asset Endowment Master Fund, at value - 108.37%	$24,136,456
Liabilities less Other Assets - (8.37)%	(1,864,781)
Net Assets - 100%	$22,271,675

(1)	Invests the majority of its assets in Gottex Multi-Asset Endowment Master Fund.

The Schedule of Investments of Gottex Multi-Asset Endowment Master Fund is included below.

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
Schedule of Investments (unaudited)
June 30, 2014

Number
of Shares		Value
	COMMON STOCKS - 2.5%
	CONSUMER DISCRETIONARY - 0.4%
72	Bally Technologies, Inc. (1)	$4,732
210	Children's Place Retail Stores, Inc. (The)	10,422
202	Finish Line, Inc. (The), Class A	6,007
147	Helen of Troy, Ltd. (1)	8,913
298	iRobot Corp. (1)	12,203
166	K12, Inc. (1)	3,996
364	Motorcar Parts of America, Inc. (1)	8,863
323	Nutrisystem, Inc.	5,527
126	Oxford Industries, Inc.	8,400
398	Perry Ellis International, Inc. (1)	6,941
935	Ruby Tuesdays, Inc. (1)	7,097
281	Ruth's Hospitality Group, Inc.	3,470
205	Tuesday Morning Corp. (1)	3,653
154	Winnebago Industries, Inc. (1)	3,878
316	Wolverine World Wide, Inc.	8,235
		102,337

	CONSUMER STAPLES - 0.1%
81	Archer-Daniels-Midland Co.	3,573
78	Cal-Maine Foods, Inc.	5,797
935	Roundy's, Inc.	5,152
		14,522

	ENERGY - 0.1%
202	Bill Barrett Corp. (1)	5,409
595	Cloud Peak Energy, Inc. (1)	10,960
459	Comstock Resources, Inc.	13,237
154	SM Energy Co.	12,952
		42,558

	FINANCIALS - 0.3%
453	Boston Private Financial Holdings, Inc.	6,088
427	Everbank Financial Corp.	8,608
389	FirstMerit Corp.	7,683
441	ICG Group, Inc. (1)	9,208
732	Investors Bancorp, Inc.	8,089
275	LaSalle Hotel Properties - REIT	9,705
621	Northfield Bancorp, Inc.	8,141
522	Old National Bancorp	7,454
184	Post Properties, Inc. - REIT	9,837
155	UMB Financial Corp.	9,825
		84,638

	HEALTH CARE - 0.3%
204	Abaxis, Inc.	9,039
203	Air Methods Corp. (1)	10,485
134	Analogic Corp.	10,484
355	AngioDynamics, Inc. (1)	5,797
479	Cynosure, Inc., Class A (1)	10,179
167	Haemonetics Corp. (1)	5,892
226	Hill-Rom Holdings, Inc.	9,381
50	Laboratory Corporation of America Holdings (1)	5,120
180	Neogen Corp. (1)	7,285
262	West Pharmaceutical Services, Inc.	11,051
		84,713

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
Schedule of Investments (unaudited) (continued)
June 30, 2014

Number
of Shares		Value
	INDUSTRIALS - 0.5%
174	Allison Transmission Holding, Inc.	$5,411
86	Arcbest Corp.	3,742
223	Barnes Group, Inc.	8,594
139	Brink's Co. (The)	3,923
137	Clarcor, Inc.	8,474
28	Clean Harbors, Inc. (1)	1,799
255	Copart, Inc. (1)	9,170
232	Forward Air Corp.	11,101
592	Kratos Defense & Security Solutions, Inc. (1)	4,618
218	Marten Transport, Ltd.	4,872
307	Mistras Group, Inc. (1)	7,528
187	MRC Global, Inc. (1)	5,290
80	Powell Industries, Inc.	5,230
116	Regal-Beloit Corp.	9,113
320	Ritchie Bros. Auctioneers, Inc.	7,888
405	Roadrunners Transportation Systems, Inc. (1)	11,381
327	Rollins, Inc.	9,810
184	Terex Corp.	7,562
258	Woodward, Inc.	12,946
		138,452

	INFORMATION TECHNOLOGY - 0.6%
1,097	Applied Micro Circuits Corp. (1)	11,859
294	Benchmark Electronics, Inc. (1)	7,491
107	Dealertrack Technologies, Inc. (1)	4,851
373	Entegris, Inc. (1)	5,127
95	Euronet Worldwide, Inc. (1)	4,583
2,208	Extreme Networks, Inc. (1)	9,803
324	Fairchild Semiconductor International, Inc. (1)	5,054
61	FEI Co.	5,535
103	Global Payments, Inc.	7,504
1,250	Harmonic, Inc. (1)	9,325
215	Itron, Inc. (1)	8,718
343	Microsemi Corp. (1)	9,179
363	Moneygram International, Inc. (1)	5,347
207	NCR Corp. (1)	7,264
139	NETGEAR, Inc. (1)	4,833
149	OSI Systems, Inc. (1)	9,946
262	PTC, Inc. (1)	10,166
565	RF Micro Devices, Inc. (1)	5,418
172	Rofin-Sinar Technologies, Inc. (1)	4,135
55	Rogers Corp. (1)	3,649
113	Skyworks Solutions, Inc.	5,306
429	Sykes Enterprises, Inc. (1)	9,322
309	Textura Corp. (1)	7,305
410	Ultratech, Inc. (1)	9,094
1,420	Xcerra Corp. (1)	12,922
		183,736

	MATERIALS - 0.1%
158	Haynes International, Inc.	8,941
130	Innophos Holdings, Inc.	7,484
273	LSB Industries, Inc. (1)	11,376
176	Silgan Holdings, Inc.	8,945
		36,746
	TELECOMMUNICATION SERVICES - 0.0%
239	Cogent Communications Group, Inc.	8,257

	UTILITIES - 0.1%
179	Cleco Corp.	10,552
146	MDU Resources Group, Inc.	5,125
		15,677
	TOTAL COMMON STOCKS	711,636
	(Identified Cost $631,854)

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
Schedule of Investments (unaudited) (continued)
June 30, 2014

Number of
Shares/Units		Value

	EXCHANGE TRADED FUNDS & MUTUAL FUNDS - 46.2%
	GROWTH - 24.2%
	LONG-ONLY EQUITY - 18.5%
13,892	Bogle Investment Management Small Cap Growth Fund	$519,287
25,650	Hodges Small Cap Fund - Class I	535,581
16,736	iShares China Large-Cap ETF	619,901
52,580	iShares MSCI United Kingdom ETF	1,097,870
12,588	RBC Small Cap Core Fund - Class I	423,456
7,033	SPDR S&P 500 ETF Trust	1,376,499
13,969	Vanguard FTSE Emerging Markets ETF	602,483
		5,175,077

	LONG-SHORT EQUITY - 5.7%
55,762	Gotham Absolute Return Fund - Class I	756,692
56,662	Robeco Boston Partners Long/Short Research Fund - Class I	844,265
		1,600,957
	TOTAL GROWTH	6,776,034

	OPPORTUNISTIC - 17.9%
	MACRO - 10.6%
43,488	Mainstay Marketfield Fund - Class I	777,128
111,415	Whitebox Tactical Opportunities Fund - Class I	1,420,535
60,738	William Blair Macro Allocation Fund - Class I	778,056
		2,975,719

	COMMODITY TRADING ADVISORS - 2.4%
52,703	AQR Managed Futures Strategy Fund - Class I	529,138
14,021	Credit Suisse Managed Futures Strategy Fund - Class I	140,630
		669,768

	COMMODITIES - 4.9%
35,049	iPath Dow Jones UBS Commodity Index Total Return Fund ETN	1,382,333
	TOTAL OPPORTUNISTIC	5,027,820

	RISK MITIGATING - 4.1%
	FIXED INCOME - 2.3%
47,591	Templeton Global Total Return Fund	649,136

	MARKET INDEPENDENT FUNDS - 1.8%
44,843	Whitebox Market Neutral Equity Fund - Class I	492,377
	TOTAL RISK MITIGATING	1,141,513
	TOTAL EXCHANGE TRADED FUNDS & MUTUAL FUNDS	12,945,367
	(Identified Cost $12,613,649)

	HEDGE FUNDS - 29.6%
	GROWTH - 13.3%
	EVENT DRIVEN - 8.5%
392	Jet Capital Concentrated Offshore Fund, Ltd. (1) (5) (9)	523,839
6,763	Lyxor/Jana Partners Fund, Ltd., Class B (1) (4) (9)	1,127,213
5,594	Lyxor/Twin Offshore Fund, Ltd., Class B (1) (4) (9)	729,118
		2,380,170
	LONG/SHORT EQUITY - 4.8%
6,224	Lyxor/Tremblant Long Short Equity Fund, Ltd., Class B (1) (4) (9)	692,020
5,888	Lyxor/Marshall Wace TOPS European Fund, Ltd., Class B (1) (4) (9)	660,321
		1,352,341
	TOTAL GROWTH	3,732,511

	OPPORTUNISTIC - 6.6%
	MACRO - 6.6%
2,343	AllBlue Ltd., Class A (1) (6) (9)	476,471
6,206	Lyxor/Bridgewater Fund, Ltd., Class B (1) (4) (9)	1,359,054
	TOTAL OPPORTUNISTIC	1,835,525

	RISK MITIGATING - 9.7%
	MARKET INDEPENDENT FUNDS - 9.7%
509	BlueMountain Equity Alternatives Fund, Ltd. (1) (6) (7) (9)	509,899
2,471	Lyxor/Ellington Fund, Ltd., Class B (1) (4) (9)	510,821
151	Pine River Fund, Ltd., Class A (1) (2) (6) (7) (9)	558,880
N/A (8)	Obsidian Fund LLC (The), Class C (1) (5) (9)	572,235
408	Whitebox Multi-Strategy Fund, Ltd. (1) (6) (9)	573,346
	TOTAL RISK MITIGATING	2,725,181
	TOTAL HEDGE FUNDS	8,293,217
	(Identified Cost $7,629,607)

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
Schedule of Investments (unaudited) (continued)
June 30, 2014

Number
of Shares/Units		Value
	PRIVATE EQUITY & SPECIAL OPPORTUNITIES - 2.1%
	GROWTH - 2.1%
	PRIVATE EQUITY - 2.1%
2,914	Partners Group Listed Investments SICAV (1) (9)	$574,583
	TOTAL PRIVATE EQUITY & SPECIAL OPPORTUNITIES	574,583
	(Identified Cost $512,442)

	TOTAL INVESTMENTS - 80.4%	22,524,803
	(Identified Cost $21,387,552)

	SHORT-TERM INVESTMENTS - 13.9%
	MONEY MARKET FUND - 13.9%
3,898,938	Federated Prime Obligations Fund, 0.01% (3)	3,898,938
	TOTAL SHORT-TERM INVESTMENTS	3,898,938
	(Identified Cost $3,898,938)

	TOTAL INVESTMENTS AND SHORT TERM INVESTMENTS - 94.3%
	(Identified Cost $25,286,490)	26,423,741
	OTHER ASSETS AND LIABILITIES - 5.7%	1,592,311
	TOTAL SHAREHOLDERS' EQUITY - 100.0%	$28,016,052

All percentages are based on Shareholders' Equity.

(1)	Non-income Producing.
(2)	Withdrawals from this portfolio fund are permitted after three month lock-up period from the date of the initial investment.
(3)	The rate shown is the annualized 7-day yield as of June 30, 2014.
(4)	Withdrawals from this portfolio fund are permitted on a weekly basis.
(5)	Withdrawals from this portfolio fund are permitted on a monthly basis.
(6)	Withdrawals from this portfolio fund are permitted on a quarterly basis.
(7)	The Underlying Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Underlying Fund.
(8)	The Fund is not share or unit based and therefore does not hold shares or units, but instead has a member's capital balance.
(9)	Foreign investment denominated in U.S. dollars.

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

REIT - Real Estate Investment Trust

INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

Investment types as a percentage of total investments and short-term investments are as follows:

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
Schedule of Investments (unaudited) (continued)
June 30, 2014

				Unrealized
Number			Notional	Appreciation/
of Contracts		Currency	Amount	(Depreciation)
	FUTURES CONTRACTS
	FUTURES CONTRACTS PURCHASED
18	September 2014 E-Mini S&P 500 Index Futures	USD	$1,757,160	$20,835
10	September 2014 Euro STOXX 50 Index Futures	EUR	€323,200	(3,422)
7	September 2014 Nikkei 225 Index Futures	USD	$531,650	(8,750)
	TOTAL FUTURES CONTRACTS			8,663

	TOTAL RETURN SWAP

	Pay/					Premium	Unrealized
	Receive	Financing	Valuation		Notional	Paid	Appreciation/
Underlying Reference Instrument	Total Return	Rate	Date	Currency	Amount	(Received)	(Depreciation)
Deutsche Bank AG/
PanAgora Diversified Arbitrage Off-Shore Fund, Ltd.	Receive	0.50%	6/30/2014	USD	$700,000	$700,000	$2,485

The Gottex Multi-Asset Endowment Fund (the “Master Fund”) may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

At June 30, 2014, the Master Fund had two outstanding short and one outstanding long forward foreign currency exchange contracts:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
July 28, 2014	Euro (€)	$531,817	€391,531	$536,156	($4,339)	Citigroup
July 28, 2014	GBP (£)	$1,153,257	£679,866	$1,162,740	($9,483)	Citigroup

The Master Fund may purchase and sell futures contracts to enhance the risk/return profile through adding opportunities for realizing short-term returns and providing enhanced portfolio diversification. Investments in futures contracts require the Master Fund to “marked-to-market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Master Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Investments in futures contracts require initial margin deposits which consist of cash or eligible securities. Investments in futures contracts can be highly speculative and can substantially increase the adverse impact of investment risks to which the Master Fund may be subject.

The Master Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Master Fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are “marked-to-market” daily or monthly based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The Master Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The Master Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

As permitted under accounting principles generally accepted in the United States (“U.S. GAAP”), the investments in the Portfolio Funds held by the Master Fund are valued, as a practical expedient, utilizing the net asset valuations (“NAVs”) provided by the Portfolio Funds, without adjustment, when the net asset valuations of the investments are calculated (or adjusted by the Master Fund if necessary) in a manner consistent with U.S. GAAP for investment companies in accordance with procedures established by the Board of Trustees (the ”Board”).  Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents.  Valuations of the securities held by the Portfolio Funds may be subject to estimates and NAVs are net of management and performance incentive fees or allocations payable by the Portfolio Funds. The Master Fund applies the practical expedient to its investments in Portfolio Funds on an investment-by-investment basis, and consistently with the Master Fund’s entire position in a particular investment, unless it is probable that the Master Fund will sell a portion of an investment at an amount different from the net asset valuation. In cases where the practical expedient is not available, or if the Adviser determines it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values used for Portfolio Funds may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Portfolio Funds are included in Level 2 or 3 of the fair value hierarchy (see below for fair value hierarchy definition and leveling table). In determining the level, the Master Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. If the Master Fund has the ability to redeem its investment at the reported net asset value as of the valuation date, the investment is generally included in Level 2 of the fair value hierarchy. If the Master Fund does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in three months as of the valuation date, the investment is included in Level 3 of the fair value hierarchy.

Domestic exchange-traded equity securities and ETFs (other than options and other than those that trade on NASDAQ) held directly by the Master Fund, are valued at their last sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices as reported by such exchanges.  Listed options and futures contracts shall be valued: (i) at their last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts; or (ii) in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (the "NOCP"); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Master Fund's net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed "stale" and the value will be determined under the Board’s supervision at fair value.  Securities traded on a foreign securities exchange are valued at their last sale prices, subject to the occurrence of significant events, on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices as reported by that exchange. Short-term investments include highly liquid investments with a remaining maturity of 60 days or less. They are valued by the Adviser at amortized cost, which the Board has determined to approximate fair value.

Other securities for which market quotations are not readily available are valued at bid prices as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser with the supervision of the Board.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service.  Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S.  Foreign exchange rates also are determined before such close.  On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value is determined.  When such significant events materially affect the values of securities held by the Master Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Master Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Portfolio Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$711,636	$-	$-	$711,636
ETFs & Mutual Funds	12,945,367	-	-	12,945,367
Hedge Funds	-	7,491,633	801,584	8,293,217
Private Equity & Special Opportunities	-	574,583	-	574,583
Short-Term Investments	3,898,938	-	-	3,898,938
Total	$17,555,941	$8,066,216	$801,584	$26,423,741

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$8,663	$-	$-	$8,663
Total Return Swap	-	2,485	-	2,485
Forward Foreign Currency Contracts	-	5,503	-	5,503
Total	$8,663	$7,988	$-	$16,651

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Hedge Funds	Total
Balance as of April 1, 2014	$1,335,695	$1,335,695
Gross Purchases	-	-
Gross Sales	(528,711)	(528,711)
Net Realized Gain/(Loss)	107,840	107,840
Change in Unrealized Appreciation/Depreciation	(113,240)	(113,240)
Transfers out of Level 3*	-	-
Balance as of June 30, 2014	$801,584	$801,584

*Transfers out of Level 3 into Level 2 in the fair value hierarchy generally occur when lock-up periods on investments in Portfolio Funds are lifted.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1 and 2 as of June 30, 2014, based on levels assigned to Investments on March 31, 2014.

The amount of the net change in unrealized appreciation/depreciation for the period ended June 30, 2014 relating to investments in Level 3 assets still held at June 30, 2014 is $113,240.

At March 31, 2014, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,422,796
Gross unrealized depreciation	(4,700)
Net unrealized appreciation (depreciation)	$1,418,096
Tax cost	$25,456,148

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gottex Multi-Asset Endowment Fund – II
By (Signature and Title)*

/s/ William H. Woolverton
William H. Woolverton, Chief Executive Officer
(Principal Executive Officer)

Date August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ William H. Woolverton
William H. Woolverton, Chief Executive Officer
(Principal Executive Officer)

Date August 29, 2014

By (Signature and Title)*

/s/ Wade C. Boylan
Wade C. Boylan, Chief Financial Officer
(Principal Financial Officer)

Date August 29, 2014

* Print the name and title of each signing officer under his or her signature.